Cover page	Nov. 03, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 03, 2026
Entity Registrant Name	MARQETA, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40465
Entity Tax Identification Number	27-4306690
Entity Address, Address Line One	180 Grand Avenue
Entity Address, Address Line Two	6th Floor
Entity Address, City or Town	Oakland
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94612
City Area Code	510
Local Phone Number	671-5437
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, $0.0001 par value per share
Trading Symbol	MQ
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001522540
Amendment Flag	false